Segment and Geographic Information - Segment Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 88,921	$ 79,368	$ 176,512	$ 207,728
Leasing margin	114,417	130,562	230,732	277,940
Total revenues:	312,135	309,878	624,290	692,918
Interest and debt expense	66,103	58,891	129,515	127,020
Storage and handling	12,811	10,914	26,723	20,982
Repair costs	2,586	2,558	5,102	5,150
Other operating expenses	1,126	1,292	2,703	3,451
Administrative expenses	26,143	24,287	52,461	48,413
Other (Income) Expense	28	2,006	542	2,234
Net trading margin	622	754	1,052	1,348
Net gain (loss) on sale of leasing equipment	2,008	7,861	579	18,555
Income (loss) before income taxes	117,047	139,177	232,363	297,843
Assets	9,725,750	9,902,169	9,725,750	9,902,169	$ 9,814,420
Purchases of leasing equipment and investments in finance leases		79,994	216,636	100,194
Payments to acquire equipment lease, adjusted	165,135		216,636
Equipment Leasing | Operating Segments
Segment Reporting Information [Line Items]
Depreciation and amortization	88,739	79,179	176,150	207,345
Leasing margin	113,976	129,482	229,850	275,694
Total revenues:	310,401	307,903	621,002	689,072
Interest and debt expense	65,382	58,500	128,210	126,379
Storage and handling	12,811	10,914	26,723	20,982
Repair costs	2,586	2,558	5,102	5,150
Other operating expenses	1,126	1,292	2,703	3,451
Administrative expenses	25,753	23,972	51,722	47,837
Other (Income) Expense	28	2,006	542	2,234
Net trading margin	0	0	0	0
Net gain (loss) on sale of leasing equipment	2,008	7,861	579	18,555
Assets	9,609,445	9,805,199	9,609,445	9,805,199
Purchases of leasing equipment and investments in finance leases	165,135	79,994	216,636	100,194
Equipment Trading | Operating Segments
Segment Reporting Information [Line Items]
Depreciation and amortization	182	189	362	383
Leasing margin	441	1,080	882	2,246
Total revenues:	1,734	1,975	3,288	3,846
Interest and debt expense	721	391	1,305	641
Storage and handling	0	0	0	0
Repair costs	0	0	0	0
Other operating expenses	0	0	0	0
Administrative expenses	390	315	739	576
Other (Income) Expense	0	0	0	0
Net trading margin	622	754	1,052	1,348
Net gain (loss) on sale of leasing equipment	0	0	0	0
Assets	116,305	96,970	116,305	96,970
Purchases of leasing equipment and investments in finance leases	$ 0	$ 0	$ 0	$ 0